Supplement dated December 12, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014, March 14, 2014, April 28, 2014, June 3, 2014, June 16, 2014,
July 15, 2014, August 18, 2014, October 1, 2014, and November 12, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

GLOBAL DIVERSIFIED INCOME FUND

Effective December 31, 2014, delete the index information in the Average Annual Total Returns table and substitute:

Average Annual Total Returns
For the periods ended December 31, 2013	1 Year	5 Year	Life of Fund
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	7.44%	18.96%	21.10%
Barclays Global Credit Index (reflects no deduction for fees, expenses, or taxes)	1.08%	8.84%	9.34%
Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	7.33%	19.36%	21.15%
MSCI ACWI Value Index (reflects no deduction for fees, expenses, or taxes)	22.43%	13.73%	14.25%
Global Diversified Income Blended Index (reflects no deduction for fees, expenses, or taxes)	9.07%	13.62%	14.50%

Effective December 31, 2014, delete the last paragraph in the Performance section and substitute:

Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. Effective December 31, 2014, the components of the Global Diversified Income Blended Index changed to the following: 40% Barclays Global Credit Index; 30% Barclays Global High Yield Index; and 30% MSCI ACWI Value Index.

Effective immediately, under the Management heading, delete the information under Principal Management Corporation and substitute:

Principal Management Corporation

• Jake S. Anonson (since 2014), Portfolio Manager
• Jessica S. Bush (since 2014), Portfolio Manager
• Marcus W. Dummer (since 2014), Portfolio Manager
• James W. Fennessey (since 2014), Portfolio Manager
• Kelly A. Grossman (since 2010), Portfolio Manager
• Benjamin E. Rotenberg (since 2014), Portfolio Manager

GLOBAL REAL ESTATE SECURITIES FUND

Effective December 31, 2014, add the following information to the Average Annual Total Returns table:

Average Annual Total Returns
For the periods ended December 31, 2013	1 Year	5 Year	Life of Fund
FTSE EPRA/NAREIT Developed Index NR (reflects no deduction for fees, expenses or taxes)	3.67%	15.24%	-1.02%

Effective December 31, 2014, add the following sentence to the Performance section:
Effective December 31, 2014, the Fund’s primary benchmark changed from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA NAREIT Developed Index NR because the FTSE EPRA NAREIT Developed Index NR is net of tax and therefore more appropriate for investors in a taxable mutual fund.

LARGECAP BLEND FUND II

On December 9, 2014, the Board of Directors of Principal Funds, Inc. approved the acquisition of the assets of the LargeCap Blend Fund II by the Principal Capital Appreciation Fund (the “Proposed Merger”). The Proposed Merger will be submitted for shareholder vote at a Special Meeting of Shareholders of LargeCap Blend Fund II tentatively scheduled for April 17, 2015. Additional information about the Proposed Merger will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of LargeCap Blend Fund II in February 2015. If shareholders approve, the Proposed Merger is expected to occur on or about April 24, 2015.

LARGECAP GROWTH FUND II

On or after December 30, 2014, under Sub-Advisor(s), delete Montag & Caldwell, LLC, and substitute Sawgrass Asset Management, LLC.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2010 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2015 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2015 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2020 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2020 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2025 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2025 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2030 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2035 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2035 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2040 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2045 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2045 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2050 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2055 FUND

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2055+ Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

PRINCIPAL LIFETIME 2060 FUND

Delete the second sentence under Performance and substitute: The Fund’s performance is benchmarked against the S&P Target Date 2055+ Index.

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, delete references to Dirk Laschanzky.

MANAGEMENT OF THE FUNDS

Delete all references to Dirk Laschanzky.

The Sub-Advisors

On or after December 30, 2014, delete references to Montag & Caldwell, LLC, and add:

Sub-Advisor:    Sawgrass Asset Management, LLC (“Sawgrass”), 1579 The Greens Way, Suite 20, Jacksonville Beach, Florida 32250 is a registered investment advisor founded in 1998 that provides active growth equity and fixed income investment management services to institutional investors.

Sawgrass is the sub-advisor for a portion of the assets of LargeCap Growth Fund II.

Delete the last sentence under Sub-Advisor: Stone Harbor Investment Partners LP, and substitute: Stone Harbor is the sub-advisor for the emerging market debt and European high yield asset portions of the Global Diversified Income Fund.